UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock World Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
France — 0.1%
Auto ABS Compartiment, Series 2007-1, Class A, 1.12%, 2/25/19 (a)	EUR	88	$117,143
Ireland — 0.1%
Cars Alliance, Series 2007-1, Class A, 1.42%, 10/08/23 (a)		51	68,240
Italy — 0.1%
COMP, Series 2007-2, Class A, 1.31%, 10/25/20 (a)		108	142,386
Luxembourg — 0.5%
Bumper 2 SA, Series 2011-2, Class A, 1.69%, 2/23/23 (a)		500	667,615
Netherlands — 0.1%
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16		129	174,125
United Kingdom — 0.3%
Turbo Finance, Series 2012-1, Class A, 2.19%, 2/20/19 (a)	GBP	237	379,461
United States — 0.6%
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 4/19/17 (a)		300	488,257
SLM Student Loan Trust, Series 2012-2, Class A, 0.94%, 1/25/29 (a)	USD	280	280,637
			768,894
Total Asset-Backed Securities – 1.8%			2,317,864

Common Stocks	Shares
Canada — 0.1%
Ainsworth Lumber Co. Ltd. (b)(c)		47,014	66,930
Total Common Stocks – 0.1%			66,930

Corporate Bonds		Par (000)
Australia — 0.4%
Commonwealth Bank of Australia, 5.75%, 12/17/13	AUD	500	526,211
Bermuda — 0.2%
Fidelity International Ltd., 7.13%, 2/13/24	GBP	200	321,314

Corporate Bonds		Par (000)	Value
Brazil — 1.3%
Petrobras International Finance Co., 3.88%, 1/27/16	USD	1,610	$1,694,691
Canada — 1.3%
Air Canada, 10.13%, 8/01/15 (b)	CAD	395	384,130
CDP Financial, Inc., 3.00%, 11/25/14 (b)	USD	1,300	1,361,070
			1,745,200
Denmark — 0.1%
TDC A/S, 6.50%, 4/19/12	EUR	105	140,335
Europe — 2.9%
European Investment Bank:
6.50%, 8/07/19	AUD	1,875	2,071,195
6.00%, 8/06/20		620	661,056
VTB Bank OJSC Via VTB Capital SA, 6.88%, 5/29/18	USD	1,040	1,098,500
			3,830,751
France — 2.1%
BNP Paribas Home Loan SFH, 3.13%, 3/22/22	EUR	200	267,754
BNP Paribas SA, 3.22%, 12/20/14 (a)	USD	975	984,081
Electricite De France, 5.50%, 10/17/41	GBP	200	319,777
Pernod-Ricard SA, 5.00%, 3/15/17	EUR	300	436,840
Societe Generale, 1.11%, 6/07/17 (a)		550	720,038
			2,728,490
Germany — 1.7%
FMS Wertmanagement AoR:
1.38%, 1/16/15		300	403,706
1.63%, 2/22/17		400	534,156
HSH Nordbank AG, 1.90%, 2/14/17 (a)		50	45,012
Kreditanstalt fuer Wiederaufbau:
1.38%, 2/21/17		485	646,595
1.88%, 3/20/19		170	225,871
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (b)		250	353,430
			2,208,770
Ireland — 1.7%
DEPFA ACS Bank, 4.20%, 11/30/12	CAD	250	246,556
Intesa Sanpaolo Bank Ireland PLC, 4.00%, 8/08/13	EUR	300	404,071
Irish Life & Permanent Group Holdings Plc, 3.60%, 1/14/13 (b)	USD	600	581,996

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Ireland (concluded)
Smurfit Kappa Acquisitions, 7.25%, 11/15/17 (b)	EUR	300	$428,118
Talisman Finance PLC, Series 7, Class A, 1.45%, 4/22/17 (a)		467	540,854
			2,201,595
Italy — 0.4%
Intesa Sanpaolo SpA, 5.75%, 5/28/18 (a)		450	565,655
Japan — 0.4%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14		400	505,205
Kazakhstan — 0.7%
KazMunaiGaz Finance Sub BV, 7.00%, 5/05/20 (b)	USD	800	909,496
Luxembourg — 0.8%
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	120	148,041
RSHB Capital SA for OJSC Russian Agricultural Bank, 9.00%, 6/11/14	USD	770	854,700
			1,002,741
Mexico — 1.8%
Pemex Project Funding Master Trust, Series 13, 6.63%, 6/15/35		760	866,400
Petroleos Mexicanos, 4.88%, 1/24/22 (b)		1,420	1,491,000
			2,357,400
Netherlands — 2.9%
ABN Amro Bank NV, Series E, 3.75%, 7/15/14	EUR	300	422,917
Allianz Finance II BV, 5.75%, 7/08/41 (a)		300	378,544
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.88%, 2/08/22	USD	80	77,366
ELM BV for Swiss Life Insurance & Pension Group, 5.25% (a)(d)	EUR	250	294,248
VimpelCom Holdings BV, 7.50%, 3/01/22 (b)	USD	730	708,100
Waha Aerospace BV, 3.93%, 7/28/20		1,458	1,509,937
Ziggo Finance BV, 6.13%, 11/15/17 (b)	EUR	250	351,763
			3,742,875
New Zealand — 0.6%
ANZ National International Ltd., 3.25%, 4/02/12 (b)	USD	775	775,000
Republic of Korea — 0.2%
POSCO, 5.25%, 4/14/21 (b)		200	210,613

Corporate Bonds	Par (000)		Value
South Africa — 0.6%
Eskom Holdings Ltd., 5.75%, 1/26/21 (b)	USD	700	$735,000
Spain — 0.5%
Santander Issuances SA Unipersonal, 1.57%, 3/23/17 (a)	EUR	200	213,392
Telefonica Emisiones SAU, 5.46%, 2/16/21	USD	400	388,866
			602,258
Sweden — 0.6%
Svenska Handelsbanken AB, 2.88%, 9/14/12 (b)		750	757,357
Switzerland — 0.4%
UBS AG, Series BKNT, 5.88%, 12/20/17		500	554,352
United Arab Emirates — 0.2%
IPIC GMTN, Ltd., 5.50%, 3/01/22 (b)	320		329,200
United Kingdom — 4.0%
Barclays Bank Plc, 1.21%, 5/30/17 (a)	EUR	600	790,217
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	505	670,431
FCE Bank Plc:
7.13%, 1/15/13	EUR	400	552,819
9.38%, 1/17/14		50	73,353
Imperial Tobacco Finance Plc, 5.50%, 9/28/26	GBP	180	310,535
Lloyds TSB Bank Plc:
6.25%, 4/15/14	EUR	150	213,523
9.88%, 12/16/21 (a)	USD	345	368,287
Northern Rock Plc, 5.63%, 6/22/17 (b)		800	856,686
The Royal Bank of Scotland Plc, 6.38%, 4/29/14	GBP	250	423,474
Virgin Media Secured Finance Plc:
7.00%, 1/15/18		303	518,574
5.50%, 1/15/21		285	477,511
			5,255,410
United States — 9.3%
Altria Group, Inc.:
9.25%, 8/06/19	USD	108	145,231
10.20%, 2/06/39		157	243,416
Bank of America Corp., 5.63%, 7/01/20		200	208,506
Boston Scientific Corp., 6.25%, 11/15/15		120	132,513
CIT Group, Inc., 4.75%, 2/15/15 (b)		420	423,707
Comcast Corp., 6.40%, 3/01/40		515	633,338
Consol Energy, Inc., 8.25%, 4/01/20		350	365,750
Cox Communications, Inc., 8.38%, 3/01/39 (b)		410	577,262

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2012	2

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)	USD	400	$444,571
DISH DBS Corp.:
7.00%, 10/01/13		345	368,288
6.63%, 10/01/14		230	250,700
Domtar Corp., 9.50%, 8/01/16		130	157,950
El Paso Natural Gas Co., 8.63%, 1/15/22		700	868,611
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		320	331,474
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		275	303,311
The Goldman Sachs Group, Inc., 5.75%, 1/24/22		250	257,185
Jabil Circuit, Inc., 7.75%, 7/15/16		350	399,000
JPMorgan Chase & Co., 4.50%, 1/24/22		55	57,219
Kraft Foods, Inc.:
1.46%, 7/10/13 (a)		260	261,658
6.13%, 2/01/18		175	210,001
5.38%, 2/10/20		210	242,769
6.50%, 11/01/31		100	120,089
Lincoln National Corp., 6.25%, 2/15/20		585	665,918
MetLife, Inc., 6.75%, 6/01/16		549	652,247
Murray Street Investment Trust I, 4.65%, 3/09/17 (e)		150	150,111
NewPage Corp., 11.38%, 12/31/14 (c)(f)		635	425,450
News America, Inc., 6.40%, 12/15/35		115	130,377
Oracle Corp., 5.38%, 7/15/40		400	462,508
Prudential Financial, Inc., 3.88%, 1/14/15		300	315,901
Reynolds Group Issuer, Inc., 8.75%, 10/15/16 (b)	EUR	300	419,123
Southwestern Energy Co., 7.50%, 2/01/18	USD	410	493,990
Time Warner Cable, Inc., 5.88%, 11/15/40		295	317,856
Verizon Communications, Inc., 6.90%, 4/15/38		500	638,057
Wells Fargo & Co.:
4.60%, 4/01/21		60	64,345
3.50%, 3/08/22		140	137,826
WM Covered Bond Program, 4.38%, 5/19/14	EUR	210	294,554
			12,170,812
Total Corporate Bonds – 35.1%			45,870,731

Foreign Agency Obligations
Argentina Bonos, 7.00%, 10/03/15	USD	870	786,311

Foreign Agency Obligations	Par (000)		Value
Belgium Government Bond, Series 59, 2.75%, 3/28/16	EUR	355	$486,768
Bundesobligation, 0.75%, 2/24/17		625	831,364
Bundesrepublik Deutschland:
3.25%, 7/04/21		3,830	5,776,205
2.25%, 9/04/21		25	34,760
4.75%, 7/04/40		150	291,160
Canadian Government Bond, 4.00%, 6/01/41	CAD	325	413,903
Colombia Government International Bond:
7.38%, 9/18/37	USD	590	827,475
6.13%, 1/18/41		300	367,500
Dominican Republic International Bond, 9.04%, 1/23/18		219	239,143
El Salvador Government International Bond, 7.63%, 2/01/41 (b)		580	579,420
France Government Bond OAT, 4.50%, 4/25/41	EUR	980	1,500,465
Indonesia Government International Bond (b):
7.50%, 1/15/16	USD	350	409,500
4.88%, 5/05/21		670	726,113
Inflation Linked Korea Treasury Bond, 2.75%, 3/10/17	KRW	1,793,513	1,724,291
Instituto de Credito Oficial, 4.53%, 3/17/16	CAD	400	372,349
Italy Buoni Poliennali Del Tesoro:
3.00%, 4/15/15	EUR	1,410	1,852,497
4.75%, 9/15/16		920	1,262,194
4.50%, 2/01/20		750	988,354
4.00%, 9/01/20		1,493	1,887,193
4.75%, 9/01/21		300	392,508
5.00%, 8/01/39		694	820,904
5.00%, 9/01/40		895	1,052,212
Korea Treasury Bond, Series 1409, 5.00%, 9/10/14	KRW	3,203,000	2,920,917
Kreditanstalt fuer Wiederaufbau:
5.50%, 8/08/13	AUD	500	526,399
4.13%, 7/04/17	EUR	310	468,435
Landwirtschaftliche Rentenbank, 4.88%, 2/21/20	CAD	490	547,413
Lithuania Government International Bond, Series 2/04, 7.38%, 2/11/20 (b)	USD	428	500,760
MDC-GMTN BV, 5.75%, 5/06/14		340	365,500
Mexican Bonos:
9.50%, 12/18/14	MXN	8,666	755,344
Series M 10, 7.75%, 12/14/17		17,675	1,533,709
Mexico Government International Bond, 5.63%, 1/15/17	USD	920	1,063,980
New South Wales Treasury Corp., Series C1B1, 2.75%, 11/20/25	AUD	3,640	4,514,945
Nordic Investment Bank, 6.00%, 8/20/14		950	1,017,681

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)			Value
Poland Government Bond, 5.00%, 4/25/16	PLN	1,825		$589,948
Poland Government International Bond:
3.88%, 7/16/15	USD	740		777,518
5.13%, 4/21/21		980		1,046,640
5.00%, 3/23/22		540		569,171
Qatari Diar Finance QSC, 5.00%, 7/21/20 (b)		745		798,081
Queensland Treasury Corp., Series 17, 6.00%, 9/14/17	AUD	1,595		1,779,960
Republic of South Africa, 13.50%, 9/15/15	ZAR	5,540		871,046
Russian Foreign Bond - Eurobond:
3.25%, 4/04/17 (b)(g)	USD	200		199,250
4.50%, 4/04/22 (b)(g)		400		398,800
7.50%, 3/31/30 (h)		588		702,976
Societe Financement de l’Economie Francaise, 3.38%, 5/05/14 (b)		955		997,765
South Africa Government International Bond, 6.88%, 5/27/19		220		264,825
Spain Government Bond:
3.15%, 1/31/16	EUR	835		1,083,571
5.50%, 4/30/21		725		979,203
4.20%, 1/31/37		640		650,436
Sweden Government Bond, 4.50%, 8/12/15	SEK	12,650		2,104,943
Turkey Government International Bond:
7.50%, 7/14/17	USD	490		564,725
6.25%, 9/26/22		370		397,750
United Kingdom Gilt, 4.75%, 12/07/38	GBP	1,897		3,811,629
Total Foreign Agency Obligations – 43.2%				56,425,909

Non-Agency Mortgage-Backed Securities
United Kingdom — 0.2%
Arkle Master Issuer Plc, Series 2012-1A, Class 2A1, 2.22%, 5/17/60 (a)(b)	USD	289		292,161
United States — 0.6%
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.01%, 1/25/35 (a)		162		153,767
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A2, 5.05%, 12/12/34		418		424,214

Non-Agency Mortgage-Backed Securities	Par (000)			Value
United States (concluded)
Merrill Lynch Mortgage Trust, Series 2002MW1, Class A4, 5.62%, 7/12/34	USD	180		$179,818
				757,799
Total Non-Agency Mortgage-Backed Securities – 0.8%				1,049,960

Other Interests (i)	Beneficial Interest (000)
United States — 0.2%
Adelphia Escrow		575		6
Stanley Martin, Class B Membership Units (acquired 12/09/09, cost $240,152) (j)		—	(k)	229,705
Total Other Interests – 0.2%				229,711

Preferred Securities
Capital Trusts		Par (000)
Netherlands — 0.4%
Rabobank Nederland NV, 11.00% (a)(b)(d)		400		508,000
Total Preferred Securities – 0.4%				508,000

Taxable Municipal Bonds
United States — 0.8%
Port Authority of New York & New Jersey, RB, 4.93%, 10/01/51		90		95,920
State of California, GO, 5.95%, 4/01/16		850		963,118
Total Taxable Municipal Bonds – 0.8%				1,059,038

US Treasury Obligations
United States — 9.3%
US Treasury Bonds, 3.75%, 8/15/41		7,527		8,137,394
US Treasury Notes:
2.00%, 11/15/21		1,375		1,353,623

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2012	4

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)		Value
United States (concluded)
US Treasury Notes (concluded):
2.00%, 2/15/22	USD	2,730	$2,677,532
Total US Treasury Obligations – 9.3%			12,168,549

Warrants (l)	Shares
United States — 0.0%
HealthSouth Corp. (Expires 1/16/14)		14,085	—
Venezuela — 0.1%
Venezuela Oil Obligations (Expires 4/15/20)		3,000	91,500
Total Warrants – 0.1%			91,500
Total Long-Term Investments (Cost – $115,005,312) – 91.8%			119,788,192

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (m)(n)		3,686,077	3,686,077
Total Short-Term Securities (Cost – $3,686,077) – 2.8%			3,686,077

Options Purchased

		Notional Amount (000)
Over-the-Counter Put Options — 0.0%
Pay a fixed rate of 1.29% and receive a floating rate based on 3-month LIBOR, Expires 4/04/12, Broker Citibank NA	USD	3,620	48

Options Purchased (concluded)		Notional Amount (000)	Value
Over-the-Counter Put Options (concluded)
Pay a fixed rate of 1.29% and receive a floating rate based on 3-month LIBOR, Expires 5/15/12, Broker Citibank NA	USD	7,240	$33,140
Total Options Purchased (Cost – $168,674) – 0.0%			33,188
Total Investments Before Options Written (Cost – $118,860,063*) – 94.6%			123,507,457

Options Written
Over-the-Counter Put Options — (0.0)%
Receive a fixed rate of 1.29% and pay a floating rate based on 3- month LIBOR, Expires 4/04/12, Broker Citibank NA		3,620	(48)
Total Options Written (Premiums Received – $28,486) – 0.0%			(48)
Total Investments, Net of Options Written – 94.6%			123,507,409
Other Assets Less Liabilities – 5.4%			7,096,369
Net Assets – 100.0%			$130,603,778

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$118,908,300
Gross unrealized appreciation	$6,812,559
Gross unrealized depreciation	(2,213,402)
Net unrealized appreciation	$4,599,157

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
The Bank of New York	$398,800	$1,692
Deutsche Bank Securities, Inc.	$199,250	$(64)

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2012	5

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Restricted security as to resale. As of March 31, 2012, the Fund held 0.18% of its net assets, with a current value of $229,705 and an original cost of $240,152 in this security.

(k)	Amount is less than $500.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(m)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income

BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	6,542,017	(2,855,940)	3,686,077	$ 1,481

(n)	Represents the current yield as of report date.

• Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
8	10-Year Australian Bond	Sydney	June 2012	AUD	928,663	$5,885
15	10-Year Canadian Bond	Montreal	June 2012	CAD	1,968,450	(7,709)
42	Euro-BOBL	Eurex	June 2012	EUR	5,212,620	498
18	Euro-BUXL	Eurex	June 2012	EUR	2,281,680	8,616
18	Ultra Long US Treasury Bond	Chicago Board of Trade	June 2012	USD	2,717,438	(143,061)
Total						$(135,771)

• Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
39	2-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	8,585,484	$5,410
73	3-Year Australian Bond	Sydney	June 2012	AUD	7,826,226	(32,431)
32	5-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	3,921,250	20,368
95	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	USD	13,086,250	333,903
2	10-Year Japanese Government Bond	Tokyo	June 2012	JPY	284,020,000	3,362
7	10-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	906,391	2,176
34	Euro-Bund	Eurex	June 2012	EUR	4,708,660	(122,814)
113	Euro-Schatz	Eurex	June 2012	EUR	12,467,855	1,341
17	Long Gilt Bond	London Financial Futures	June 2012	GBP	1,946,670	(31,266)
Total						$180,049

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
BUBOR	Budapest Interbank Offered Rate
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungarian Forint
JIBAR	Johannesburg Interbank Agreed Rate
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican New Peso
PLN	Polish Zloty
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2012	6

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,154,957	EUR	1,621,000	UBS AG	4/02/12	$(6,970)
GBP	900,000	USD	1,422,828	Deutsche Bank AG	4/11/12	16,648
JPY	269,070,000	USD	3,360,561	Citibank NA	4/11/12	(109,531)
JPY	783,654,000	USD	10,211,660	Royal Bank of Scotland Plc	4/11/12	(743,186)
SEK	13,189,400	USD	1,973,808	UBS AG	4/11/12	19,813
SGD	2,905,000	USD	2,254,271	Royal Bank of Scotland Plc	4/11/12	56,710
USD	11,401,978	AUD	11,158,500	UBS AG	4/11/12	(146,080)
USD	1,978,493	CAD	2,020,500	Royal Bank of Scotland Plc	4/11/12	(46,813)
USD	367,261	GBP	230,000	Royal Bank of Scotland Plc	4/11/12	(605)
USD	6,341,694	GBP	4,137,000	UBS AG	4/11/12	(275,099)
USD	6,314,111	JPY	526,230,000	Deutsche Bank AG	4/11/12	(44,046)
USD	9,533,426	JPY	797,595,000	Royal Bank of Scotland Plc	4/11/12	(103,490)
USD	1,879,417	MXN	25,767,000	Citibank NA	4/11/12	(133,043)
USD	521,986	PLN	1,849,500	Deutsche Bank AG	4/11/12	(72,450)
USD	1,909,256	SEK	13,189,500	Royal Bank of Scotland Plc	4/11/12	(83,726)
USD	577,159	ZAR	4,754,000	UBS AG	4/11/12	(41,854)
ZAR	4,379,900	USD	577,580	UBS AG	4/11/12	(6,612)
EUR	995,000	GBP	834,357	Deutsche Bank AG	4/17/12	(7,324)
GBP	2,596,912	EUR	3,110,000	UBS AG	4/17/12	5,335
EUR	400,000	USD	530,389	Deutsche Bank AG	4/18/12	3,125
EUR	700,000	USD	917,617	Deutsche Bank AG	4/18/12	16,032
EUR	1,621,000	USD	2,155,084	UBS AG	4/18/12	6,981
USD	33,932,637	EUR	26,417,000	Citibank NA	4/18/12	(1,301,953)
USD	275,135	EUR	209,000	Deutsche Bank AG	4/18/12	(3,626)
USD	338,286	EUR	255,000	Deutsche Bank AG	4/18/12	(1,829)
USD	65,644	EUR	50,000	Deutsche Bank AG	4/18/12	(1,045)
USD	530,545	EUR	406,000	UBS AG	4/18/12	(10,972)
KRW	751,146,000	USD	660,000	UBS AG	5/07/12	1,209
EUR	1,016,010	CHF	1,230,000	Citibank NA	5/23/12	(8,004)
EUR	5,221,548	CHF	6,296,247	Deutsche Bank AG	5/23/12	(13,365)
DKK	719,000	USD	129,742	Royal Bank of Scotland Plc	6/01/12	(820)
USD	1,317,335	EUR	995,000	Citibank NA	6/22/12	(10,258)
USD	1,966,719	SEK	13,189,400	UBS AG	7/18/12	(18,780)
USD	569,365	ZAR	4,379,900	UBS AG	7/18/12	7,084
Total						$(3,058,544)

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Banco Espirito Santo
SA	5.00%	Credit Suisse Securities International	6/20/16	EUR	400	$33,353
Allianz SE	1.00%	JPMorgan Chase & Co.	9/20/16	EUR	250	(458)
Time Warner Cable,
Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	USD	530	(1,176)
Time Warner, Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	USD	1,000	(2,692)
Diageo Plc	1.00%	Deutsche Bank AG	6/20/17	EUR	1,055	(665)
Ireland (Republic of)	1.00%	Deutsche Bank AG	6/20/17	USD	1,025	(15,524)
Royal Bank of Scotland Plc	1.00%	Deutsche Bank AG	6/20/17	EUR	840	1,092
Telekom Austria AG	1.00%	Deutsche Bank AG	6/20/17	EUR	272	(1,553)
Banco Bilbao Vizcay	3.00%	JPMorgan Chase & Co.	6/20/17	EUR	780	6,347
Total						$18,724

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2012	7

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Republic of Portugal	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	BB	USD	600	$(98,882)
Lloyds TSB Bank Plc	1.00%	Credit Suisse Securities International	9/20/16	A	EUR	450	(11,601)
AXA SA	1.00%	JPMorgan Chase & Co.	9/20/16	A	EUR	250	12,566
DIRECTV Holdings LLC	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	BBB	USD	530	12,032
DIRECTV Holdings LLC	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	BBB	USD	1,000	21,848
Banco Santander SA	3.00%	Citibank NA	6/20/17	A+	EUR	780	(8,988)
Republic of Italy	1.00%	Deutsche Bank AG	6/20/17	BBB+	USD	400	(4,118)
Lloyds TSB Bank Plc	1.00%	Deutsche Bank AG	6/20/17	A	EUR	840	(5,307)
Total							$(82,450)

	[1]	Using Standard and Poor’s rating.

	[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of March 31, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Dow Jones CDX North America High Yield Series 14	5.00%	Credit Suisse Securities International	6/20/15	USD	6,790	$(313,831)

•	Interest rate swaps outstanding as of March 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
5.65%[3]	3-Month JIBAR	UBS AG	3/11/13	ZAR	225,000	$(12,700)
1.60%[3]	6-Month EURIBOR	Deutsche Bank AG	10/18/13	EUR	2,880	31,754
1.52%[3]	6-Month EURIBOR	Deutsche Bank AG	10/20/13	EUR	3,835	35,739
4.96%[3]	1-Month LIBOR	JPMorgan Chase & Co.	12/06/13	MXN	100,000	7,220
6.12%[3]	3-Month LIBOR	Citibank NA	4/24/14	ZAR	28,730	3,483
6.98%[4]	3-Month LIBOR	Citibank NA	4/24/17	ZAR	12,580	(1,423)
6.67%[4]	6-Month BUBOR	Deutsche Bank AG	8/29/21	HUF	735,010	123,006
2.07%[4]	3-Month LIBOR	Deutsche Bank AG	3/12/22	USD	1,500	29,020
2.13%[4]	3-Month LIBOR	Deutsche Bank AG	3/13/22	USD	1,600	23,034
2.72%[4]	3-Month LIBOR	Deutsche Bank AG	1/10/42	USD	700	46,087
2.71%[4]	3-Month LIBOR	Deutsche Bank AG	1/17/42	USD	2,000	138,888
Total						$424,108

[3]	Fund pays a floating interest rate and receives fixed rate.

[4]	Fund pays a fixed interest rate and receives floating rate.

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2012	8

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$2,317,864	—	$2,317,864
Common Stocks	$66,930	—	—	66,930
Corporate Bonds	—	45,870,731	—	45,870,731
Foreign Agency Obligations	—	55,639,598	$786,311	56,425,909
Non-Agency Mortgage-Backed Securities	—	1,049,960	—	1,049,960
Other Interests	—	—	229,711	229,711
Preferred Securities	—	508,000	—	508,000
Taxable Municipal Bonds	—	1,059,038	—	1,059,038
US Treasury Obligations	—	12,168,549	—	12,168,549
Warrants	—	—	91,500	91,500
Short-Term Securities	3,686,077	—	—	3,686,077
Total	$3,753,007	$118,613,740	$1,107,522	$123,474,269

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2012	9

Schedule of Investments (concluded)	BlackRock World Income Fund, Inc.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$132,937	—	$132,937
Interest rate contracts	$381,559	471,419	—	852,978
Credit contracts	—	87,238	—	87,238
Liabilities:
Foreign currency exchange contracts	—	(3,191,481)	—	(3,191,481)
Interest rate contracts	(337,281)	(14,171)	—	(351,452)
Credit contracts	—	(464,795)	—	(464,795)
Total	$44,278	$(2,978,853)	—	$(2,934,575)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Such assets are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$1,347,998	—	—	$1,347,998
Foreign currency	7,832,497	—	—	7,832,497
Total	$9,180,495	—	—	$9,180,495

There were no transfers between levels during the period ended March 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2012	10

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock World Income Fund, Inc.

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock World Income Fund, Inc.

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock World Income Fund, Inc.

Date: May 23, 2012